FLAC Merger and Capital Reorganization - Schedule of Identifiable Net Assets (Details) - EUR (€) € in Thousands		12 Months Ended
	Nov. 22, 2022	Dec. 31, 2022
Less FLAC identifiable net assets:
Share listing expense - share-based compensation for listing cost		€ 60,600
FLAC
Disclosure Of Business Combinations [Line Items]
Fair value of shares issued to FLAC shareholders	€ 126,667
Less FLAC identifiable net assets:
Cash held in FLAC's trust account	69,779
Derivative warrant liabilities assumed	(3,712)
Total FLAC identifiable net assets	66,067
Share listing expense - share-based compensation for listing cost	€ 60,600